UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Third Point LLC
Address: 390 Park Avenue
         18th Floor
         New York, NY  10022

13F File Number:  028-06970

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel S. Loeb
Title:     CEO
Phone:     212-224-7400

Signature, Place, and Date of Signing:

 /s/  Daniel S. Loeb     New York, NY     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $5,311,391 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBVIE INC                     COM              00287Y109   120301  2950000 SH       SOLE                  2950000        0        0
AGRIUM INC                     COM              008916108    97500  1000000 SH       SOLE                  1000000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784   524070 13500000 SH       SOLE                 13500000        0        0
ANADARKO PETE CORP             COM              032511107   104940  1200000 SH       SOLE                  1200000        0        0
APPLE INC                      COM              037833100      225    25000 SH  CALL SOLE                    25000        0        0
ARIAD PHARMACEUTICALS INC      COM              04033A100    49720  2750000 SH       SOLE                  2750000        0        0
B/E AEROSPACE INC              COM              073302101   120560  2000000 SH       SOLE                  2000000        0        0
BIOFUEL ENERGY CORP            COM NEW          09064Y307     5330  1043123 SH       SOLE                  1043123        0        0
CABOT OIL & GAS CORP           COM              127097103    84512  1250000 SH       SOLE                  1250000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208   112000  4000000 SH       SOLE                  4000000        0        0
CHENIERE ENERGY INC            COM NEW          16411R208       70    50000 SH  CALL SOLE                    50000        0        0
CHIMERA INVT CORP              COM              16934Q109    47850 15000000 SH       SOLE                 15000000        0        0
COMPANHIA BRASILEIRA DE DIST   SPN ADR PFD CL A 20440T201    13320   250000 SH       SOLE                   250000        0        0
CONSTELLATION BRANDS INC       CL A             21036P108    95280  2000000 SH       SOLE                  2000000        0        0
DELPHI AUTOMOTIVE PLC          SHS              G27823106   133200  3000000 SH       SOLE                  3000000        0        0
DOLLAR GEN CORP NEW            COM              256677105   116334  2300000 SH       SOLE                  2300000        0        0
ELECTRONIC ARTS INC            COM              285512109     1640  2000000 SH  CALL SOLE                  2000000        0        0
ENPHASE ENERGY INC             COM              29355A107    46184  7448987 SH       SOLE                  7448987        0        0
EQUINIX INC                    COM NEW          29444U502    91932   425000 SH       SOLE                   425000        0        0
HESS CORP                      COM              42809H107    71610  1000000 SH       SOLE                  1000000        0        0
HILLSHIRE BRANDS CO            COM              432589109     5500  2500000 SH  CALL SOLE                  2500000        0        0
INTL PAPER CO                  COM              460146103   307428  6600000 SH       SOLE                  6600000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    58704   800000 SH       SOLE                   800000        0        0
LIBERTY GLOBAL INC             COM SER C        530555309    30884   450000 SH       SOLE                   450000        0        0
LOUISIANA PAC CORP             COM              546347105    38880  1800000 SH       SOLE                  1800000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    60126   950000 SH       SOLE                   950000        0        0
MURPHY OIL CORP                COM              626717102   159325  2500000 SH       SOLE                  2500000        0        0
NEWS CORP                      CL A             65248E104   198315  6500000 SH       SOLE                  6500000        0        0
NXP SEMICONDUCTORS N V         COM              N6596X109    75725  2500000 SH       SOLE                  2500000        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    62453  1900000 SH       SOLE                  1900000        0        0
SOTHEBYS                       COM              835898107    18705   500000 SH       SOLE                   500000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    20081   130000 SH       SOLE                   130000        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102    99437  1300000 SH       SOLE                  1300000        0        0
TIBCO SOFTWARE INC             COM              88632Q103    20215  1000000 SH       SOLE                  1000000        0        0
TIFFANY & CO NEW               COM              886547108   187758  2700000 SH       SOLE                  2700000        0        0
TIFFANY & CO NEW               COM              886547108       31    15000 SH  CALL SOLE                    15000        0        0
TRANSDIGM GROUP INC            COM              893641100    61168   400000 SH       SOLE                   400000        0        0
VIRGIN MEDIA INC               COM              92769L101   538670 11000000 SH       SOLE                 11000000        0        0
WESCO INTL INC                 COM              95082P105    72610  1000000 SH       SOLE                  1000000        0        0
YAHOO INC                      COM              984332106  1458798 62000000 SH       SOLE                 62000000        0        0